Financial Risk Management and Fair Values of Financial Instruments - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (3)	¥ (1)	¥ 164
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 53	¥ 39	¥ 43
Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	0.01%	0.01%
Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	50.00%	50.00%
Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,849	¥ 1,835
Gross carrying amount [member] | Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,791	1,811
Gross carrying amount [member] | Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	43	5
Gross carrying amount [member] | Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2	1
Gross carrying amount [member] | Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	0	3
Gross carrying amount [member] | Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	13	15
Loss allowance [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	36	22
Loss allowance [member] | Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Loss allowance
Loss allowance [member] | Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Loss allowance	21	3
Loss allowance [member] | Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	2	1
Loss allowance [member] | Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	0	3
Loss allowance [member] | Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 13	¥ 15